Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Net defined benefit liability	$ 7,258	$ 5,849
Other long term employee benefit (liability for compensated absences)	1,828	1,630
Total employee benefit liabilities	$ 9,086	$ 7,479